Summary of Material Accounting Policies - Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Perfect Mobile Corp. (Taiwan)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (USA)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (Japan)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (Shanghai)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Mobile Corp.(B.V.I.)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Perfect Corp. (France)
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Wannaby Inc.
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%
Wannaby UAB
Disclosure of subsidiaries [line items]
Ownership percentage	100.00%	100.00%